CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Net income		$ 219,050,681	$ 108,194,856	$ 145,645,660
Components of other comprehensive income (loss) that will not be reclassified to income for the year, before taxes
Gains (losses) from defined benefit plans		5,216,580	(1,859,692)	(4,127,305)
Other comprehensive income (loss) that will not be reclassified to income for the year, before taxes		5,216,580	(1,859,692)	(4,127,305)
Components of other comprehensive income (loss) that will be reclassified to income for the year, before taxes
Gains (losses) on exchange differences on translation		109,288,972	(55,220,514)	17,077,670
Gains (losses) on cash flow hedges		2,168,254	4,068,855	345,986
Other comprehensive income (loss) that will be reclassified to income for the year, before taxes		111,457,226	(51,151,659)	17,423,656
Other comprehensive income (loss), before tax		116,673,806	(53,011,351)	13,296,351
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year
Income tax relating to defined benefit plans		(1,444,133)	488,246	1,107,699
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year		(1,444,133)	488,246	1,107,699
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year
Income tax relating to cash flow hedges		(585,430)	(1,098,591)	(93,416)
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year		(585,430)	(1,098,591)	(93,416)
Total other comprehensive income (loss)		114,644,243	(53,621,696)	14,310,634
Comprehensive income	[1]	333,694,924	54,573,160	159,956,294
Comprehensive income attributable to:
Equity holders of the parent		306,785,276	45,778,810	143,626,508
Non-controlling interests		26,909,648	8,794,350	16,329,786
Comprehensive income	[1]	$ 333,694,924	$ 54,573,160	$ 159,956,294

[1]	See Note 28 - Common Shareholders’ Equity.